Earnings And Dividends Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Earnings And Dividends Per Common Share [Abstract]
Earnings and Dividends Per Common Share

6. Earnings per Common Share

The computation of basic earnings per common share for the periods presented is based upon the weighted average number of common shares outstanding during the periods. The computation of diluted earnings per common share includes the effect of non-vested nonqualified stock options and restricted stock units assuming such options and stock units were outstanding common shares at the beginning of the period. The effect of antidilutive securities is excluded from the computation of diluted earnings per common share.

The following table sets forth the computation of basic and diluted earnings per common share:

	Three Months Ended March 31,
	2012	2011
(Dollars in millions, except share amounts, in thousands, and per share amounts)
Net income attributable to Koppers	$15.6	$8.9
Less: Income (loss) from discontinued operations	0.1	$(0.2)

Income from continuing operations attributable to Koppers	$15.5	$9.1

Weighted average common shares outstanding:
Basic	20,669	20,588
Effect of dilutive securities	234	136

Diluted	20,903	20,724

Earnings per common share – continuing operations:
Basic earnings per common share	$0.74	$0.44
Diluted earnings per common share	0.74	0.44

Other data:
Antidilutive securities excluded from computation of diluted earnings per common share	181	95

5. Earnings and Dividends per Common Share

The computation of basic earnings per common share for the periods presented is based upon the weighted average number of common shares outstanding during the periods. The computation of diluted earnings per common share includes the effect of nonvested nonqualified stock options and restricted stock units assuming such options and stock units were outstanding common shares at the beginning of the period. The effect of antidilutive securities and performance restricted stock units that have not met vesting criteria are excluded from the computation of diluted earnings per common share.

The following table sets forth the computation of basic and diluted earnings per common share:

	Year Ended December 31,
	2011	2010	2009
(Dollars in millions, except share amounts, in thousands, and per share amounts)
Net income attributable to Koppers	$36.9	$44.1	$18.8
Less: discontinued operations	(19.9)	(0.1)	0.0

Income from continuing operations attributable to Koppers	$56.8	$44.2	$18.8

Weighted average common shares outstanding:
Basic	20,599	20,543	20,446
Effect of dilutive securities	234	133	115

Diluted	20,833	20,676	20,561

Earnings per common share – continuing operations:
Basic earnings per common share	$2.75	$2.14	$0.92
Diluted earnings per common share	2.72	2.13	0.91

Other data:
Antidilutive securities excluded from computation of diluted earnings per common share	106	154	103

On February 15, 2012, the board of directors declared a quarterly dividend of 24 cents per common share, payable on April 9, 2012 to shareholders of record as of February 28, 2012.